Share-Based Compensation - Summary of stock option activity (Details) - Share-based Payment Arrangement, Option [Member] - BETTER THERAPEUTICS OPCO [Member] - USD ($)
$ / shares in Units, $ in Thousands
		5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Subject to Options Outstanding , Beginning balance		0	215,625
Shares Subject to Options Outstanding , Authorized		0	0
Shares Subject to Options Outstanding , Granted		215,625	687,150
Shares Subject to Options Outstanding , Exercised		0	0
Shares Subject to Options Outstanding , Forfeited		0	0
Shares Subject to Options Outstanding , Ending balance	902,775	215,625	902,775	215,625
Weighted- Average Exercise Price , Beginning balance		$ 0	$ 0.47
Weighted- Average Exercise Price , Authorized		0	0
Weighted- Average Exercise Price , Granted		0.47	10.61
Weighted- Average Exercise Price , Exercised		0	0
Weighted- Average Exercise Price , Forfeited		0	0
Weighted- Average Exercise Price , Ending balance	$ 8.19	$ 0.47	$ 8.19	$ 0.47
Weighted Average Remaining Contractual Life (Years) , Beginning balance	9 years 4 months 9 days	9 days 14 hours		9 years 7 months 6 days
Weighted Average Remaining Contractual Life (Years) , Ending balance	9 years 4 months 9 days	9 days 14 hours		9 years 7 months 6 days
Aggregate Intrinsic Value , Beginning balance			$ 0
Aggregate Intrinsic Value , Ending balance	$ 545	$ 0	$ 545	$ 0